Marketable Securities (Details Narrative) R$ in Millions, $ in Millions	Jan. 23, 2024 USD ($)	Jan. 23, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial investments			R$ 777
interest rate on financial assets			13.31%
Interest in bank deposit certificate			R$ 17
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
interest rate on financial assets		13.31%
Interest received | $	$ 156
Financial assets net of derivatives		R$ 789